Investments in an Equity Investee (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investments in equity investees
	Investment	% of ownership	Investment dates
Hangzhou Yihe Network Technology Co., Ltd. (“Hangzhou Yihe”)	410,000	20%	December 17, 2019
Less: Impairment of investment in Hangzhou Yihe	(410,000)
	$-